Income Taxes - Reconciliation of the beginning and ending amount of the valuation allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2024	May 31, 2023
Income Taxes
Valuation allowance at beginning of year	$ 128,579	$ 117,638
Change in valuation allowance	57	10,941
Valuation allowance at end of year	$ 128,636	$ 128,579